Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
— OPERATING ACTIVITIES
Net income for the year	$ 27,622	$ 13,817
Items not affecting cash:
Depletion and depreciation	36,177	33,611
Deferred income tax expense	14,202	7,595
Share-based payments	6,002	5,652
Gain on revaluation of Vale Royalties financial instrument	(5,887)
(Loss) gain on revaluation of investments	1,659	(3,830)
Stream, royalty and other interests impairments	408	8,877
Interest expense and financing amortization	2,072	1,935
Unrealized foreign exchange loss	589	346
Other	636	335
Changes in non-cash working capital	(2,341)	(2,722)
Cash flow from (used in) operating activities	81,139	65,616
— INVESTING ACTIVITIES
Acquisition of stream, royalty, and other interests	(152,697)	(3,476)
Proceeds from disposal of investments and other	22,362	56,381
Acquisition of investments and other assets	(13,018)	(15,916)
Investment in Hod Maden interest	(559)	(3,312)
Cash flow from (used in) investing activities	(143,912)	33,677
— FINANCING ACTIVITIES
Redemption of common shares (normal course issuer bid)	(34,173)	(23,524)
Interest paid	(1,169)	(1,361)
Proceeds on exercise of warrants, options and other	1,122	77,579
Bank debt drawn	0	41,000
Bank debt repaid	0	(86,000)
Cash flow from (used in) financing activities	(34,220)	7,694
Effect of exchange rate changes on cash and cash equivalents	(617)	(182)
Net (decrease) increase in cash and cash equivalents	(97,610)	106,805
Cash and cash equivalents — beginning of the year	113,776	6,971
Cash and cash equivalents — end of the year	$ 16,166	$ 113,776